Reverb ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$3,841

Advertising Public Relations and Related Services - 0.2%
AppLovin Corp. - Class A (a)	27	2,082
Omnicom Group, Inc.	15	1,471
Trade Desk, Inc. - Class A (a)	39	3,505
		7,058

Aerospace Product and Parts Manufacturing - 1.4%
Boeing Co. (a)	48	9,149
General Dynamics Corp.	21	6,273
HEICO Corp. - Class A	12	2,281
Honeywell International, Inc.	54	11,057
Lockheed Martin Corp.	21	11,380
RTX Corp.	108	12,689
Textron, Inc.	15	1,394
TransDigm Group, Inc.	6	7,765
		61,988

Agencies Brokerages and Other Insurance Related Activities - 0.5%
Aon PLC - Class A	15	4,928
Arthur J Gallagher & Co.	18	5,103
Brown & Brown, Inc.	24	2,386
Marsh & McLennan Cos., Inc.	39	8,680
Willis Towers Watson PLC	9	2,540
		23,637

Agriculture Construction and Mining Machinery - 0.5%
Caterpillar, Inc.	42	14,540
Deere & Co.	24	8,928
		23,468

Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	33	3,158

Animal Slaughtering and Processing - 0.1%
Hormel Foods Corp.	45	1,445
Tyson Foods, Inc. - Class A	30	1,827
		3,272

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	21	3,422

Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	9	1,317
Teledyne Technologies, Inc. (a)	3	1,266
		2,583

Automotive Parts Accessories and Tire Stores - 0.2%
O'Reilly Automotive, Inc. (a)	6	6,758

Basic Chemical Manufacturing - 0.5%
Celanese Corp.	3	423
FMC Corp.	9	525
International Flavors & Fragrances, Inc.	21	2,089
Linde PLC	39	17,687
		20,724

Beverage Manufacturing - 1.4%
Brown-Forman Corp. - Class B	39	1,761
Celsius Holdings, Inc. (a)	18	843
Coca-Cola Co.	366	24,427
Coca-Cola Europacific Partners PLC	36	2,656
Constellation Brands, Inc. - Class A	15	3,677
Keurig Dr Pepper, Inc.	111	3,805
Monster Beverage Corp. (a)	84	4,322
PepsiCo, Inc.	111	19,166
		60,657

Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,723

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	3,185

Building Material and Supplies Dealers - 1.0%
Home Depot, Inc.	84	30,925
Lowe's Cos., Inc.	48	11,785
		42,710

Business Support Services - 2.9%
Coinbase Global, Inc. - Class A (a)	18	4,038
Corpay, Inc. (a)	6	1,751
Equifax, Inc.	9	2,514
Fair Isaac Corp. (a)	3	4,800
Fidelity National Information Services, Inc.	48	3,688
Live Nation Entertainment, Inc. (a)	18	1,731
Mastercard, Inc. - Class A	75	34,778
Moody's Corp.	15	6,847
MSCI, Inc.	6	3,245
NU Holdings Ltd. - Class A (a)	387	4,694
PayPal Holdings, Inc. (a)	87	5,723
Roblox Corp. - Class A (a)	51	2,118
Royalty Pharma PLC - Class A	27	761
TransUnion	12	1,083
Visa, Inc. - Class A	177	47,024
		124,795

Cable and Other Subscription Programming - 0.4%
Comcast Corp. - Class A	324	13,371
Liberty Media Corp. - Liberty Formula One - Class C (a)	15	1,213
Rogers Communications, Inc. - Class B	45	1,739
Warner Bros. Discovery, Inc. (a)	198	1,713
		18,036

Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	57	4,885

Chemical and Allied Products Merchant Wholesalers - 0.1%
LyondellBasell Industries NV - Class A	27	2,685

Clothing Stores - 0.6%
Charter Communications, Inc. - Class A (a)	12	4,557
KKR & Co., Inc.	69	8,518
Ross Stores, Inc.	27	3,867
TJX Cos., Inc.	93	10,511
		27,453

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	18	1,691
United Rentals, Inc.	6	4,543
		6,234

Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	9,877

Communications Equipment Manufacturing - 6.4%
Apple, Inc.	1,143	253,837
MongoDB, Inc. (a)	6	1,514
Motorola Solutions, Inc.	15	5,984
QUALCOMM, Inc.	90	16,286
		277,621

Computer and Peripheral Equipment Manufacturing - 1.4%
Arista Networks, Inc. (a)	24	8,317
Cisco Systems, Inc.	330	15,988
Dell Technologies, Inc. - Class C	57	6,480
Fortinet, Inc. (a)	63	3,657
HP, Inc.	81	2,923
International Business Machines Corp.	75	14,411
NetApp, Inc.	18	2,286
Super Micro Computer, Inc. (a)	6	4,210
Western Digital Corp. (a)	27	1,810
		60,082

Computer Systems Design and Related Services - 5.4%
Alphabet, Inc. - Class A	1,056	181,146
CDW Corp.	12	2,617
CGI, Inc. (a)	18	2,051
Cognizant Technology Solutions Corp. - Class A	42	3,179
GoDaddy, Inc. - Class A (a)	3	436
ICON PLC (a)	6	1,971
Leidos Holdings, Inc.	3	433
Palantir Technologies, Inc. - Class A (a)	177	4,760
Palo Alto Networks, Inc. (a)	24	7,794
Paycom Software, Inc.	3	500
Seagate Technology Holdings PLC	18	1,839
ServiceNow, Inc. (a)	18	14,659
Snap, Inc. - Class A (a)	135	1,798
Snowflake, Inc. - Class A (a)	27	3,520
Unity Software, Inc. (a)	24	393
Workday, Inc. - Class A (a)	21	4,770
Zscaler, Inc. (a)	12	2,152
		234,018

Consumer Goods Rental - 0.5%
Netflix, Inc. (a)	33	20,736

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,301
Kimberly-Clark Corp.	27	3,646
		4,947

Couriers and Express Delivery Services - 0.4%
FedEx Corp.	21	6,347
United Parcel Service, Inc. - Class B	69	8,996
		15,343

Cut and Sew Apparel Manufacturing - 0.1%
Lululemon Athletica, Inc. (a)	9	2,328

Dairy Product Manufacturing - 0.3%
Kraft Heinz Co.	99	3,486
Mondelez International, Inc. - Class A	111	7,587
		11,073

Data Processing Hosting and Related Services - 0.7%
Airbnb, Inc. - Class A (a)	51	7,118
Automatic Data Processing, Inc.	33	8,667
Broadridge Financial Solutions, Inc.	9	1,926
FactSet Research Systems, Inc.	3	1,239
Fiserv, Inc. (a)	48	7,851
Verisk Analytics, Inc.	12	3,141
		29,942

Department Stores - 1.1%
Walmart, Inc.	672	46,126

Depository Credit Intermediation - 3.8%
Bank of America Corp.	621	25,033
Bank of Montreal	60	5,060
Bank of New York Mellon Corp.	63	4,099
Bank of Nova Scotia	99	4,620
Canadian Imperial Bank of Commerce	75	3,877
Capital One Financial Corp.	30	4,542
Citigroup, Inc.	156	10,121
Deutsche Bank AG	162	2,521
Discover Financial Services	21	3,024
Huntington Bancshares, Inc.	120	1,794
JPMorgan Chase & Co.	228	48,518
KeyCorp	57	919
M&T Bank Corp.	15	2,583
Northern Trust Corp.	18	1,596
PNC Financial Services Group, Inc.	33	5,976
Regions Financial Corp.	75	1,678
State Street Corp.	24	2,039
Synchrony Financial	24	1,219
Toronto-Dominion Bank	144	8,500
Truist Financial Corp.	108	4,827
US Bancorp	126	5,655
Wells Fargo & Co.	291	17,268
		165,469

Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A (a)	33	3,654

Drinking Places (Alcoholic Beverages) - 0.2%
Cintas Corp.	9	6,875

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	2,118
Cencora, Inc.	15	3,568
McKesson Corp.	12	7,404
		13,090

Electric Power Generation, Transmission and Distribution - 1.8%
AES Corp.	45	801
Ameren Corp.	21	1,665
American Electric Power Co., Inc.	42	4,121
Avangrid, Inc.	24	856
CMS Energy Corp.	24	1,555
Consolidated Edison, Inc.	27	2,633
Constellation Energy Corp.	27	5,125
DTE Energy Co.	18	2,169
Duke Energy Corp.	63	6,884
Edison International	33	2,640
Entergy Corp.	18	2,087
Exelon Corp.	81	3,013
First Solar, Inc. (a)	9	1,944
FirstEnergy Corp.	48	2,012
GE Vernova, Inc. (a)	6	1,069
NextEra Energy, Inc.	165	12,604
PG&E Corp.	204	3,723
PPL Corp.	60	1,783
Public Service Enterprise Group, Inc.	42	3,350
Southern Co.	90	7,517
Vistra Corp.	30	2,377
WEC Energy Group, Inc.	27	2,324
Xcel Energy, Inc.	45	2,623
		74,875

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	2,508

Electronic Shopping and Mail-Order Houses - 4.2%
Amazon.com, Inc. (a)	936	175,013
Chewy, Inc. - Class A (a)	24	580
Coupang, Inc. (a)	147	3,050
eBay, Inc.	42	2,336
Etsy, Inc. (a)	6	391
		181,370

Engine Turbine and Power Transmission Equipment - 0.4%
Cummins, Inc.	12	3,502
General Electric Co.	90	15,318
		18,820

Footwear Manufacturing - 0.2%
Nike, Inc. - Class B	129	9,657

Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	9	1,124
JB Hunt Transport Services, Inc.	9	1,558
Norfolk Southern Corp.	18	4,492
		7,174

Fruit and Vegetable Preserving and Specialty Foods - 0.0%(b)
Campbell Soup Co.	12	562
Conagra Brands, Inc.	30	910
Lamb Weston Holdings, Inc.	9	540
		2,012

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,783

General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	21	7,624

General Merchandise Stores - 1.0%
Costco Wholesale Corp.	39	32,058
Dollar General Corp.	18	2,167
Dollar Tree, Inc. (a)	18	1,878
Target Corp.	39	5,866
		41,969

Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	69	2,761

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	42	2,604
Bunge Global SA	9	947
Kellanova	27	1,570
		5,121

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,219

Grocery Stores - 0.1%
Kroger Co.	60	3,270

Hardware and Plumbing and Heating Equipment - 0.1%
Ferguson PLC	18	4,008
Watsco, Inc.	3	1,468
		5,476

Health and Personal Care Stores - 0.2%
CVS Health Corp.	102	6,153
Ulta Beauty, Inc. (a)	3	1,095
Walgreens Boots Alliance, Inc.	54	641
		7,889

Household Appliances Electrical Electronic Goods - 0.2%
Johnson Controls International PLC	54	3,863
TE Connectivity Ltd.	24	3,704
		7,567

Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	69	14,642

Insurance Carriers - 4.6%
Aflac, Inc.	48	4,578
Allstate Corp.	21	3,593
American International Group, Inc.	57	4,516
Berkshire Hathaway, Inc. - Class B (a)	162	71,037
Centene Corp. (a)	42	3,231
Chubb Ltd.	33	9,097
Cigna Group	24	8,368
Cincinnati Financial Corp.	12	1,567
Corebridge Financial, Inc.	12	355
Elevance Health, Inc.	18	9,577
Everest Group Ltd.	3	1,179
Hartford Financial Services Group, Inc.	24	2,662
Humana, Inc.	9	3,254
Loews Corp.	18	1,439
Manulife Financial Corp.	147	3,915
MetLife, Inc.	60	4,611
Principal Financial Group, Inc.	18	1,467
Progressive Corp.	48	10,278
Prudential Financial, Inc.	30	3,760
Sun Life Financial, Inc.	48	2,381
Travelers Cos., Inc.	18	3,896
UnitedHealth Group, Inc.	75	43,212
W.R. Berkley Corp.	31	1,709
		199,682

Internet Software & Services - 0.1%
MercadoLibre, Inc. (a)	3	5,007

Investigation and Security Services - 0.0%(b)
Cloudflare, Inc. - Class A (a)	27	2,092

Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	1,509

Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	27	1,890

Machinery Equipment and Supplies Merchant Wholesalers - 0.1%
Fastenal Co.	48	3,396
W.W. Grainger, Inc.	3	2,930
		6,326

Management of Companies and Enterprises - 0.5%
Brookfield Infrastructure Partners LP	27	853
Carnival Corp. (a)	108	1,799
Citizens Financial Group, Inc.	27	1,152
CNH Industrial NV	75	799
Icahn Enterprises LP	27	476
Koninklijke Philips NV (a)	77	2,170
Rivian Automotive, Inc. - Class A (a)	60	985
Royal Bank of Canada	114	12,738
		20,972

Management Scientific and Technical Consulting - 0.7%
Accenture PLC - Class A	51	16,861
Booz Allen Hamilton Holding Corp.	12	1,720
Eaton Corp. PLC	33	10,058
		28,639

Media Streaming Distribution Services, Social Networks, and Other Media Networks - 0.0%(b)
Sirius XM Holdings, Inc.	237	818

Medical and Diagnostic Laboratories - 0.0%(b)
Fortrea Holdings, Inc. (a)	6	165
Quest Diagnostics, Inc.	6	854
		1,019

Medical Equipment and Supplies Manufacturing - 2.0%
3M Co.	45	5,740
Align Technology, Inc. (a)	6	1,391
Baxter International, Inc.	42	1,505
Becton Dickinson and Co.	24	5,785
Boston Scientific Corp. (a)	120	8,866
Cooper Cos., Inc.	15	1,400
Dexcom, Inc. (a)	30	2,035
Edwards Lifesciences Corp. (a)	48	3,026
Insulet Corp. (a)	3	583
Intuitive Surgical, Inc. (a)	30	13,338
Johnson & Johnson	180	28,413
ResMed, Inc.	12	2,559
Stryker Corp.	30	9,824
Zimmer Biomet Holdings, Inc.	18	2,004
		86,469

Metal and Mineral (except Petroleum) Merchant Wholesalers - 0.0%(b)
Reliance, Inc.	6	1,827

Metal Ore Mining - 0.7%
Agnico Eagle Mines Ltd.	42	3,241
Barrick Gold Corp.	147	2,721
Cameco Corp.	36	1,638
Franco-Nevada Corp.	15	1,934
Freeport-McMoRan, Inc.	117	5,313
Newmont Corp.	96	4,711
Southern Copper Corp.	63	6,717
Wheaton Precious Metals Corp.	36	2,151
		28,426

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc. (a)	15	2,258

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc. (a)	78	4,082
Genuine Parts Co.	12	1,765
LKQ Corp.	15	623
		6,470

Motor Vehicle Manufacturing - 1.6%
Ford Motor Co.	327	3,538
General Motors Co.	93	4,122
PACCAR, Inc.	42	4,144
Tesla, Inc. (a)	237	55,000
		66,804

Motor Vehicle Parts Manufacturing - 0.1%
Aptiv PLC (a)	21	1,457
Magna International, Inc.	18	799
		2,256

Natural Gas Distribution - 0.6%
Atmos Energy Corp.	12	1,535
CenterPoint Energy, Inc.	51	1,415
Cheniere Energy, Inc.	18	3,287
Cheniere Energy Partners LP	39	2,054
Eversource Energy	30	1,947
Fortis, Inc.	39	1,632
Kinder Morgan, Inc.	183	3,867
ONEOK, Inc.	48	4,000
Sempra Energy	51	4,083
		23,820

Navigational Measuring Electromedical and Control Instruments Manufacturing - 2.1%
Agilent Technologies, Inc.	24	3,394
AMETEK, Inc.	18	3,123
Avantor, Inc. (a)	57	1,525
Danaher Corp.	60	16,625
Fortive Corp.	30	2,155
GE HealthCare Technologies, Inc.	36	3,047
Hologic, Inc. (a)	18	1,469
IDEXX Laboratories, Inc. (a)	6	2,857
Illumina, Inc. (a)	12	1,471
Keysight Technologies, Inc. (a)	15	2,093
L3Harris Technologies, Inc.	15	3,403
Medtronic PLC	108	8,674
Northrop Grumman Corp.	12	5,812
Revvity, Inc.	9	1,130
Roper Technologies, Inc.	9	4,903
Teradyne, Inc.	12	1,574
Thermo Fisher Scientific, Inc.	30	18,400
Trane Technologies PLC	18	6,017
Trimble, Inc. (a)	15	818
Waters Corp. (a)	6	2,018
		90,508

Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	36	5,829

Nondepository Credit Intermediation - 0.5%
American Express Co.	60	15,182
UBS Group AG	261	7,877
		23,059

Nonmetallic Mineral Mining and Quarrying - 0.2%
Martin Marietta Materials, Inc.	6	3,560
Vulcan Materials Co.	12	3,294
		6,854

Nonresidential Building Construction - 0.1%
Stellantis NV	246	4,106

Office Administrative Services - 0.1%
Baker Hughes Co.	81	3,136

Offices of Physicians - 0.0%(b)
Molina Healthcare, Inc. (a)	6	2,048

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A (a)	24	2,705

Oil and Gas Extraction - 0.6%
Canadian Natural Resources Ltd.	174	6,174
Coterra Energy, Inc.	63	1,625
Devon Energy Corp.	51	2,399
Dominion Energy, Inc.	66	3,528
EOG Resources, Inc.	48	6,086
EQT Corp.	27	932
Marathon Oil Corp.	36	1,010
Occidental Petroleum Corp.	72	4,379
		26,133

Other Electrical Equipment and Component Manufacturing - 0.0%(b)
Hubbell, Inc.	3	1,187

Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc. (a)	3	900
Emerson Electric Co.	48	5,621
Masco Corp.	6	467
		6,988

Other Financial Investment Activities - 1.7%
Ameriprise Financial, Inc.	9	3,871
Apollo Global Management, Inc.	45	5,639
Ares Management Corp. - Class A	15	2,298
BlackRock, Inc.	12	10,518
Blackstone, Inc.	60	8,529
Brookfield Corp.	123	5,996
DraftKings, Inc. - Class A (a)	39	1,441
Ferrari NV	15	6,195
Lucid Group, Inc. (a)	141	496
Morgan Stanley	135	13,933
S&P Global, Inc.	27	13,088
T Rowe Price Group, Inc.	18	2,056
Vinfast Auto Ltd. (a)	144	567
		74,627

Other Food Manufacturing - 0.1%
General Mills, Inc.	45	3,021
J.M. Smucker Co.	6	708
McCormick & Co., Inc. (d)	21	1,617
McCormick & Co., Inc.	15	1,156
		6,502

Other General Purpose Machinery Manufacturing - 0.5%
IDEX Corp.	6	1,251
Illinois Tool Works, Inc.	24	5,935
Mettler-Toledo International, Inc. (a)	3	4,563
Parker-Hannifin Corp.	9	5,050
Xylem, Inc.	21	2,804
		19,603

Other Information Services - 2.2%
CoStar Group, Inc. (a)	33	2,575
Meta Platforms, Inc. - Class A	189	89,743
Pinterest, Inc. - Class A (a)	54	1,725
VeriSign, Inc. (a)	9	1,683
		95,726

Other Investment Pools and Funds - 0.2%
Alcon, Inc.	39	3,666
Garmin Ltd.	15	2,569
Incyte Corp. (a)	15	976
		7,211

Other Miscellaneous Store Retailers - 0.1%
Amcor PLC	90	948
Tractor Supply Co.	9	2,370
		3,318

Other Professional Scientific and Technical Services - 0.2%
Gartner, Inc. (a)	6	3,007
IQVIA Holdings, Inc. (a)	15	3,694
		6,701

Other Telecommunications - 0.4%
BCE, Inc.	75	2,530
Telus Corp.	120	1,937
Verizon Communications, Inc.	333	13,493
		17,960

Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc. (a)	168	10,831

Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	2,285
Sherwin-Williams Co.	21	7,367
		9,652

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.1%
CF Industries Holdings, Inc.	12	917
Mosaic Co.	21	625
Nutrien Ltd.	42	2,150
		3,692

Petroleum and Coal Products Manufacturing - 2.0%
Chevron Corp.	150	24,070
Exxon Mobil Corp.	347	41,151
Hess Corp.	24	3,682
Marathon Petroleum Corp.	30	5,311
Phillips 66	36	5,237
Suncor Energy, Inc.	105	4,192
Valero Energy Corp.	27	4,366
		88,009

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	258	4,198

Pharmaceutical and Medicine Manufacturing - 4.9%
Abbott Laboratories	141	14,938
AbbVie, Inc.	144	26,686
Alnylam Pharmaceuticals, Inc. (a)	9	2,137
Amgen, Inc.	45	14,961
Biogen, Inc. (a)	12	2,558
BioMarin Pharmaceutical, Inc. (a)	12	1,012
Bristol-Myers Squibb Co.	165	7,847
Eli Lilly & Co.	78	62,733
Gilead Sciences, Inc.	102	7,758
Merck & Co., Inc.	207	23,418
Moderna, Inc. (a)	30	3,577
Pfizer, Inc.	459	14,018
Regeneron Pharmaceuticals, Inc. (a)	9	9,713
Vertex Pharmaceuticals, Inc. (a)	21	10,410
West Pharmaceutical Services, Inc.	6	1,837
Zoetis, Inc.	36	6,481
		210,084

Pipeline Transportation of Crude Oil - 0.1%
Enbridge, Inc.	174	6,511

Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	177	5,108
Pembina Pipeline Corp.	45	1,744
TC Energy Corp.	81	3,435
Williams Cos., Inc.	99	4,251
		14,538

Plastics Product Manufacturing - 0.0%(b)
Entegris, Inc.	12	1,419

Printing and Related Support Activities - 0.0%(b)
Warner Music Group Corp. - Class A	42	1,260

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A (a)	45	1,722
Steris PLC	9	2,149
		3,871

Radio and Television Broadcasting - 0.5%
Fox Corp. - Class B	30	1,063
Spotify Technology SA (a)	15	5,159
Walt Disney Co.	147	13,772
		19,994

Rail Transportation - 0.7%
Canadian National Railway Co.	51	5,903
Canadian Pacific Kansas City Ltd.	75	6,287
CSX Corp.	162	5,686
Union Pacific Corp.	51	12,583
		30,459

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	2,417

Residential Building Construction - 0.3%
DR Horton, Inc.	27	4,858
Lennar Corp. - Class B	24	3,959
PulteGroup, Inc.	18	2,376
		11,193

Resin Synthetic Rubber and Artificial Synthetic - 0.2%
Albemarle Corp.	6	562
Dow, Inc.	57	3,105
DuPont de Nemours, Inc.	33	2,762
Westlake Corp.	12	1,774
		8,203

Restaurants and Other Eating Places - 0.9%
Chipotle Mexican Grill, Inc. (a)	150	8,148
Darden Restaurants, Inc.	9	1,316
McDonald's Corp.	54	14,331
Starbucks Corp.	87	6,782
Veralto Corp.	21	2,238
Yum China Holdings, Inc.	24	726
Yum! Brands, Inc.	24	3,188
		36,729

Sawmills and Wood Preservation - 0.0%(b)
Builders FirstSource, Inc. (a)	9	1,506

Scheduled Air Transportation - 0.1%
American Airlines Group, Inc. (a)	39	415
Delta Air Lines, Inc.	51	2,194
Southwest Airlines Co.	48	1,293
United Airlines Holdings, Inc. (a)	18	818
		4,720

Scientific Research and Development Services - 0.1%
Exact Sciences Corp. (a)	12	548
MPLX LP	81	3,469
		4,017

Securities and Commodity Contracts Intermediation and Brokerage - 0.6%
Charles Schwab Corp.	147	9,583
Goldman Sachs Group, Inc.	27	13,744
Raymond James Financial, Inc.	18	2,088
Tradeweb Markets, Inc. - Class A	18	2,010
		27,425

Securities and Commodity Exchanges - 0.4%
CME Group, Inc.	30	5,811
Intercontinental Exchange, Inc.	48	7,275
LPL Financial Holdings, Inc.	6	1,329
Nasdaq, Inc.	48	3,249
		17,664

Semiconductor and Other Electronic Component Manufacturing - 9.3%
Advanced Micro Devices, Inc. (a)	132	19,071
Amphenol Corp. - Class A	96	6,169
Analog Devices, Inc.	39	9,024
Best Buy Co., Inc.	12	1,038
Broadcom, Inc.	360	57,845
Enphase Energy, Inc. (a)	9	1,036
GLOBALFOUNDRIES, Inc. (a)	45	2,295
Intel Corp.	342	10,513
Jabil, Inc.	9	1,014
Lam Research Corp.	12	11,055
Marvell Technology, Inc.	69	4,622
Microchip Technology, Inc.	45	3,995
Micron Technology, Inc.	90	9,884
Monolithic Power Systems, Inc.	3	2,589
NVIDIA Corp.	1,950	228,189
NXP Semiconductors NV	21	5,526
ON Semiconductor Corp. (a)	36	2,817
Otis Worldwide Corp.	33	3,119
Skyworks Solutions, Inc.	12	1,363
STMicroelectronics NV	72	2,431
Texas Instruments, Inc.	75	15,286
Vertiv Holdings Co. - Class A	30	2,361
		401,242

Services to Buildings and Dwellings - 0.0%(b)
Rollins, Inc.	39	1,868

Soap Cleaning Compound and Toilet Preparation - 1.3%
Air Products and Chemicals, Inc.	18	4,749
Church & Dwight Co., Inc.	21	2,058
Clorox Co.	9	1,187
Colgate-Palmolive Co.	66	6,547
Ecolab, Inc.	24	5,537
Estee Lauder Cos., Inc. - Class A	30	2,988
Kenvue, Inc.	156	2,885
Procter & Gamble Co.	192	30,866
		56,817

Software Publishers - 9.9%
Adobe, Inc. (a)	36	19,859
Akamai Technologies, Inc. (a)	9	885
ANSYS, Inc. (a)	6	1,882
Atlassian Corp. - Class A (a)	21	3,708
Autodesk, Inc. (a)	18	4,455
Bentley Systems, Inc. - Class B	18	877
Block, Inc. (a)	51	3,156
Cadence Design Systems, Inc. (a)	21	5,621
Check Point Software Technologies Ltd. (a)	9	1,651
Crowdstrike Holdings, Inc. - Class A (a)	21	4,871
Datadog, Inc. - Class A (a)	27	3,144
Dynatrace, Inc. (a)	18	791
Electronic Arts, Inc.	21	3,170
Global Payments, Inc.	21	2,135
Hewlett Packard Enterprise Co.	105	2,091
HubSpot, Inc. (a)	3	1,491
Intuit, Inc.	24	15,536
Microsoft Corp.	669	279,876
Mobileye Global, Inc. - Class A (a)	66	1,386
Okta, Inc. (a)	3	282
Oracle Corp.	225	31,376
PTC, Inc. (a)	9	1,601
Salesforce, Inc.	78	20,186
Shopify, Inc. - Class A (a)	105	6,426
Synopsys, Inc. (a)	12	6,700
Tyler Technologies, Inc. (a)	3	1,704
Veeva Systems, Inc. - Class A (a)	12	2,303
		427,163

Spectator Sports - 0.1%
Flutter Entertainment PLC (a)	15	2,961

Sporting Goods Hobby and Musical Instrument Stores - 0.0%(b)
Dick's Sporting Goods, Inc.	3	649

Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	12	1,599

Sugar and Confectionery Product Manufacturing - 0.1%
Hershey Co.	18	3,555

Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	3,198

Support Activities for Mining - 0.7%
Cenovus Energy, Inc.	153	3,080
ConocoPhillips	96	10,675
Diamondback Energy, Inc.	15	3,035
Halliburton Co.	72	2,497
Schlumberger NV	117	5,650
Targa Resources Corp.	18	2,435
Teck Resources Ltd. - Class B	42	2,058
		29,430

Tobacco Manufacturing - 0.5%
Altria Group, Inc.	144	7,058
Philip Morris International, Inc.	126	14,510
		21,568

Travel Arrangement and Reservation Services - 0.4%
Booking Holdings, Inc.	3	11,145
Expedia Group, Inc. (a)	12	1,532
Royal Caribbean Cruises Ltd. (a)	21	3,291
		15,968

Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	4,508
Las Vegas Sands Corp.	63	2,499
Marriott International, Inc. - Class A	24	5,455
MGM Resorts International (a)	18	774
		13,236

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	69	4,700
Dover Corp.	12	2,211
Ingersoll Rand, Inc.	33	3,313
		10,224

Waste Treatment and Disposal - 0.4%
Republic Services, Inc.	27	5,247
Waste Connections, Inc.	21	3,733
Waste Management, Inc.	33	6,688
		15,668

Water Sewage and Other Systems - 0.0%(b)
American Water Works Co., Inc.	15	2,135

Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	582	11,203

Wired Telecommunications Carriers - 0.4%
T-Mobile US, Inc.	90	16,405
Zoom Video Communications, Inc. - Class A (a)	24	1,450
		17,855
TOTAL COMMON STOCKS (Cost $3,080,538)		4,198,406

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Alexandria Real Estate Equities, Inc.	15	1,759
American Tower Corp.	39	8,596
AvalonBay Communities, Inc.	12	2,459
Crown Castle, Inc.	36	3,963
Digital Realty Trust, Inc.	24	3,588
Equinix, Inc.	9	7,112
Equity Residential	30	2,089
Extra Space Storage, Inc.	18	2,873
Invitation Homes, Inc.	51	1,799
Iron Mountain, Inc.	24	2,461
Mid-America Apartment Communities, Inc.	6	839
Prologis, Inc.	75	9,454
Public Storage	15	4,439
Realty Income Corp.	66	3,790
SBA Communications Corp.	9	1,976
Simon Property Group, Inc.	27	4,143
Sun Communities, Inc.	9	1,140
Ventas, Inc.	33	1,796
VICI Properties, Inc.	87	2,720
Welltower, Inc.	45	5,006
Weyerhaeuser Co.	60	1,906
WP Carey, Inc.	12	694
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,428)		74,602

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 5.18% (c)	30,802	30,802
TOTAL SHORT-TERM INVESTMENTS (Cost $30,802)		30,802

TOTAL INVESTMENTS - 100.0% (Cost $3,177,768)		4,303,810
Other Assets in Excess of Liabilities - 0.0% (b)		1,659
TOTAL NET ASSETS - 100.0%		$4,305,469

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	Non-voting shares.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Reverb ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,198,406	$–	$–	$4,198,406
Real Estate Investment Trusts	74,602	–	–	74,602
Money Market Funds	30,802	–	–	30,802
Total Investments	$4,303,810	$–	$–	$4,303,810

Refer to the Schedule of Investments for further disaggregation of investment categories.